Financial Risk Management Objectives and Policies - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Assets	$ 18,044	$ 17,841
Liabilities	6,893	7,881
Cash equivalents | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	1,897	961
Cash equivalents | Recurring fair value measurement | Quoted Prices Identical Assets/ Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	1,626	961
Cash equivalents | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	271	0
Cash equivalents | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in equity instruments | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	19	15
Investments in equity instruments | Recurring fair value measurement | Quoted Prices Identical Assets/ Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in equity instruments | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in equity instruments | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	19	15
Investments in marketable securities | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	1,501
Investments in marketable securities | Recurring fair value measurement | Quoted Prices Identical Assets/ Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	1,189	994
Investments in marketable securities | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	312	0
Investments in marketable securities | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Derivatives | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	132	177
Liabilities	56	66
Derivatives | Recurring fair value measurement | Quoted Prices Identical Assets/ Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	0
Derivatives | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	132	177
Liabilities	56	66
Derivatives | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	$ 0	$ 0